BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2011
BANK CREDIT AND LOANS [Abstract]
BANK CREDIT AND LOANS
NOTE 8:-	BANK CREDIT AND LOANS

a.	Current maturities

	December 31,
	2011	2010

Loan in U.S. dollars from shareholder (1,2,3)	$2,405	$529
Bank credit (5)	3,933	3,745
Convertible note from a shareholder, net (4)	2,810	-

	$9,148	$4,274

b.	Long-term loans:

	December 31,
	2011	2010

Loan in U.S. dollars from shareholder (1)	$176	$881

Convertible note from a shareholder, net (4)	$-	$2,598

*)	in current maturities

1.
In July 2008, the Company entered into a $ 1,500 loan agreement with its controlling shareholder. The loan was provided mainly in order to facilitate the development of the Company's inertial navigation system technology ("INS Technology"). The loan was drawn down in July ($ 1,000) and in December 2008 ($ 500). The loan bears interest of LIBOR+3% payable at the beginning of every quarter. Principal payments equal to $ 90 are payable in six equal installments commencing July 1, 2009 on a quarterly basis and the remaining principal amount will be payable in eight equal installments, commencing April 1, 2011. In addition, the controlling shareholder received a non-exclusive license to sell the INS Technology for non-military/commercial purposes. The non-exclusive license granted under this agreement will automatically convert into an exclusive license should the Company default on any of its obligations under the loan agreement. The fair value of the non-exclusive license at the transaction date is deemed de minimis.

2.
In September 2011 the Company entered into a revolving loan agreement ("September loan agreement") with its controlling shareholder in the amount of $1,700. The loan was drawn down in September ($1,000), November ($500) and December ($200) 2011. The loan carried interest at the rate of three month LIBOR+2.5% per annum.  The interest is due and payable on a monthly basis and the principal is payable at the end of the sequential month subject to the ability of the Company to request monthly extension for the repayment date up to March 31, 2012.

3.
In order to finance future operations, including the continued development of the INS Technology and land radar for protection systems, the Company in February 2012 entered into a $3,000 loan agreement with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder $300. Of such amount, $1,700 was used to repay in full the outstanding amount due and payable under the September loan agreement. The February loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum.  Interest is payable quarterly in arrears. The principal of the loan will be repaid in February 28, 2014. The loan granted by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes.

In February 2012, pursuant to 2012 loan agreement the Company issued 1,200,000 warrants at an exercise price of $ 2.5 per share for a term of three years.

4.	See Note 11(c).

5.
The Company has a revolving annual line of credit from banks of $ 2,000, and a line of credit for guarantees of approximately $ 1,825, all of which was utilized as of December 31, 2011. In addition, the Company may secure borrowing with its bank and other creditors against specific accounts receivables up to $ 4,100.

As of December 31, 2011, the Company secured borrowings against specific accounts receivables in the amount of $ 1,933.

The annual average interest rate on the lines of credit is 4.25% at December 31, 2011. See also Note 10(g).

The guarantees are secured by a first priority floating charge on all of our assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).  The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on our assets without the Banks' consent, or (iii) declaring dividends to its shareholders.